Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes Payable

4. Convertible Notes

March 2020 Note

On March 27, 2020, the Company entered into a convertible loan agreement with the Maryland Technology Development Corporation with a principal balance of $200,000 at 6% interest. The maturity date of the loan was September 27, 2021. During the year ended December 31, 2022, the full amount of the loan and interest totaling $226,138 was converted into 205,984 shares of common stock of the Company, in accordance with the conversion notice submitted by the noteholder. Pursuant to the note agreement, the number of shares that the note converted into was based on the note balance plus accrued interest, divided by $5,000,000, times the fully diluted equity of the company, excluding convertible securities issued for capital raising purposes. There was no gain or loss due to conversion being within the terms of the agreement.

August 2021 Note

In August 2021, the Company entered into a convertible loan agreement with an unrelated party for a commitment of up to $195,000 with a 5% original issue discount and a 9% interest rate. The loan provided for a maturity date of February 9, 2022. We borrowed $72,000 and $123,000 of principal in the years ended December 31, 2021 and 2022, respectively. The noteholder had the right to convert the principal and interest into common shares of the Company at the IPO at a 20% discount to the IPO price.

As December 31, 2022, the loan was outstanding with a principal balance of $195,000 and accrued interest of $35,078. The loan was paid in its entirety in February 2023.

In connection with the convertible loan agreement, the Company also issued 195,000 Warrants with an exercise price of $1.00 exercisable for five years from issuance. In May 2022, the Company and the note holder agreed to cancel and void the warrants and enter into a new agreement for 225,000 warrants with an exercise price of $2.50. The Company assessed the differences in fair value and determined that they were de minimis and expensed the full value of the new warrants.

December 2021 Note

On December 20, 2021, the Company entered into a loan agreement with an unrelated party. The loan provided for a December 19, 2022 maturity, a 10% original issue discount and a 6% interest rate. The Company received $25,000 of proceeds from this note.

The note was automatically convertible into shares of common stock at a discount to the IPO price or based on the valuation of the Company, whichever was more favorable to the holder.

Initially, the loan was estimated to be issued with 355,114 warrants. Subsequent to the closing of the loan agreement, the Company enhanced the terms of the Bridge Note Offering under which the loan was closed and in April 2022 closed on the sale of approximately $1 million in face value of convertible bridge notes. Pursuant to the enhanced terms, the warrants were issued concurrently with the conversion of the note.

Concurrent with the closing of the Company’s IPO, the note converted according to its terms into 6,939 shares of common stock. No gain or loss was recognized on the conversion.

Convertible Bridge Notes

On April 11, 2022, the Company entered into an Exclusive placement agent and/or underwriter agreement with WallachBeth Capital LLC in connection with a proposed private and/or public offerings by the Company. On April 28, 2022, the Company received approximately $775,000 of proceeds, net of approximately $91,000 of fees and a 10% original issue discount from the sale of Convertible Bridge Notes and Warrants to several institutional investors and several individual accredited investors. In addition, the Company also received $100,000 from the sale of a Convertible Bridge Note and Warrants to a related party earlier in April. In September 2022, the Company received an additional $25,000 of proceeds, net of a 10% original issue discount from the sale of an additional Convertible Bridge Note and Warrant to an unrelated party.

The Convertible Bridge Notes were initially convertible at the IPO at a 20% discount to the IPO price. The Convertible Bridge Notes provided for an original maturity date of October 31, 2022.

In connection with the Convertible Bridge Notes, the purchasers were also entitled to conditional warrants to be issued upon completion of the Company’s IPO. The agreement provided for the warrants to be exercisable for a period of five years from issuance at an exercise price equal to 110% of the IPO price or, if the Company failed to complete the IPO before October 22, 2022, 90% of the IPO price.

In the fourth quarter of 2022, the Company amended the Convertible Bridge Notes to (a) extend the maturity date until December 31, 2022, (b) provide that the conversion right would include interest through November 30, 2022, with interest accruing beyond that date being paid in cash and (c) revise the conversion price to be $4.27 based on a $25 million Company valuation. Additionally, the exercise price of the warrants was revised to $4.27.

Concurrent with the closing of the Company’s IPO in February 2023, all of the Convertible Bridge Notes converted according to their terms into 269,513 shares of common stock. No gain or loss was recognized on the conversion.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On March 27, 2020, the company entered into a convertible loan agreement with the Maryland Technology Development Corporation with a principal balance of $200,000 at 6% interest. The maturity date of the loan was September 27, 2021. During the year ended December 31, 2022, the full amount of the loan and interest totaling $226,138 was converted into 205,984 shares of common stock (post reverse stock split) of the Company, in accordance with the conversion notice submitted by the noteholder. Pursuant to the note agreement, the number of shares that the note converted into was based on the note balance plus accrued interest divided by $5,000,000 times the fully diluted equity of the company, excluding convertible securities issued for capital raising purposes. There was no gain or loss due to conversion, being within the terms of the agreement.

On August 9, 2021, the company entered into a convertible loan agreement with an unrelated party to loan up to $195,000 at 9% interest, with a principal balance of $72,000, as of December 31, 2021. This loan included an original issuance discount of 5%, and included 195,000 Warrants at an exercise price of $1, exercisable for 5 years from the issue date on the face of the Warrant. The noteholder has the right to convert the principal and interest into common shares of the Company. The maturity date of the loan was February 9, 2022. During the year ended December 31, 2022, another $123,000 principal with an additional $6,150 original issuance discount, was loaned to the Company. In May 2022, the Company and the note holder agreed to cancel and void previous warrants and entered into a new agreement for 225,000 warrants with an exercise price of $2.50. As of December 31, 2022, the loan was outstanding with a principal balance of $195,000, accrued interest of $35,078, amortization of debt discount of $8,393, and unamortized debt discount of $0. The warrants discussed above were initially discounted against the notes, subsequent to year end December 31, 2021, they were deemed voided and new warrants in accordance with the new terms were issued. We assessed the differences in fair value and determined that they were de minimis and expensed the full value of the new warrants. During the year ended December 31, 2022 the Company recorded an expense of $64,978.

On December 20, 2021, the company entered into a loan agreement with an unrelated party, with a principal balance of $25,000 at 6% interest. The maturity date of the loan was December 19, 2022. During the year ended December 31, 2022, the note principal was increased by $2,778 representing a 10% original issue discount pursuant to the enhanced terms mentioned below. As of December 31, 2022, the loan remained outstanding had accrued interest of $2,301. The loan was converted to common stock in February 2023 in connection with the Company IPO. Initially, the loan was estimated to be issued with 355,114 warrants. Subsequent to the entry into the December 20, 2021 the loan agreement, the Company enhanced the terms of the Bridge Note Offering under which the loan was closed and in April 2022 closed on the sale of approximately $1M in face value of convertible bridge notes, as described in footnote 13. Pursuant to the enhanced terms, the warrants will not be issued until the note converts.

On April 11, 2022, the Company entered into an Exclusive placement agent and/or underwriter agreement with WallachBeth Capital LLC in connection with a proposed private and/or public offerings by the Company. As discussed in Footnote 2, a significant component of the Company’s plan to secure capital is the intention of the Company to seek to be listed on a national exchange through an initial public offering (“IPO”) of its common stock. WallachBeth was engaged in this regard and on April 28, 2022, the Company received net proceeds of approximately $775,000 from the sale of Convertible Bridge Notes and Warrants to several institutional investors as well as several individual accredited investors. In connection with the April 28th note sale, the Company paid approximately $91,560 in fees and expenses. In addition to the money received on April 28th, the Company also received $100,000 from the sale of a Convertible Bridge Note and Warrants to a related party earlier in April. In September 2022, the Company sold one additional bridge note to an unrelated party, with a principal balance of $27,779. The Convertible Bridge Notes were issued with a 10% original issue discount and are convertible at the IPO at a 20% discount to the IPO price. The purchasers will also be issued a warrant for each share of common stock issued upon conversion of the Note at a price equal to 110% of the IPO price or, if the Company fails to complete the IPO before October 22, 2022, 90% of the IPO price. The Convertible Bridge Notes maturity date was October 31, 2022. The Company has amended the Convertible Bridge Notes to extend the maturity date until December 31, 2022. The Company has filed an S-1 Registration Statement and conducted an IPO in February 2023. All of the Convertible Bridge Notes and accrued interest through November, 30, 2022 were converted at the IPO. Pursuant to further amendments to the notes, the maturity date was extended, interest accrued after November 30, 2022 though conversion will be paid to the holders in cash and the conversion right was revised to be equal to a $25 million dollar Company valuation, or $4.27, which was also established as the warrant exercise price.

As of December 31, 2022, the table below reflects the balances of the Convertible Bridge Notes sold pursuant April 11, 2022 agreement with WallachBeth. All notes are mandatorily converted at the IPO at the conversion ratio noted above and the purchasers will also be issued a warrant for each share of common stock issued upon conversion with an exercise price set by the exchange ratio. Due to the IPO price not yet being probable at year end, no current accounting for these warrants has been journalized.

Note	Purchase	Principal	Original Issue	Accrued
Date	Price	Balance	Discount	Interest
4/28/2022	$250,000	$277,778	$27,778	$17,083
4/28/2022	$250,000	$277,778	$27,778	$17,083
4/28/2022	$250,000	$277,778	$27,778	$17,083
4/28/2022	$25,000	$27,778	$2,778	$1,708
4/28/2022	$28,000	$31,111	$3,111	$1,913
4/28/2022	$28,000	$31,111	$3,111	$1,913
4/28/2022	$35,000	$38,889	$3,889	$2,392
12/20/2021*	$25,000	$27,778	$2,778	$2,301
4/13/2022*	$100,000	$111,111	$11,111	$7,111
9/9/2022	$25,000	$27,778	$2,778	$1,088

Total	$1,016,000	$1,128,889	$112,889	$69,675

*	Notes sold by Company prior to the April 28, 2022 closing

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The Company specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. After adoption of ASU 2020-06, if the equity securities underlying the conversion option are not readily convertible to cash, and the conversion option requires gross physical settlement of the underlying shares, the embedded conversion option may not meet the net settlement criterion, and therefore would not meet the definition of a derivative. Considering that the Common shares of the Company were not publicly traded as of December 31, 2022, the convertible options are not considered to be readily convertible to cash. In addition, the beneficial conversion feature was eliminated under ASU 2020-06. Therefore, no derivative liabilities will be triggered from these convertible notes. All conversions are contingent upon an effective IPO, which had not yet been considered probable.